Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Equity

4. Equity

Reverse Stock Split

In May 2020, the Company effected a reverse stock split whereby each 100 issued and outstanding shares of common stock were consolidated into one share of common stock and each 100 issued and outstanding shares of preferred stock were consolidated into one share of preferred stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, additional 391 shares were issued due to round-up effects.

Common Stock

There were no treasury stock transactions during the nine months ended December 31, 2020. During the nine months ended December 31, 2019, the Company redeemed 3,018 (301,800 before the Reverse Stock Split) shares of common stock at a cost of $13,815.

On November 11, 2020, the Company’s board approved to issue an aggregate of 20,000 shares of common stock to its directors and officers as equity compensation for services they provided in 2020.

Preferred Stock

On October 8, 2020, the Company filed an amendment to its Articles of Incorporation to designate 900,000 shares of its authorized preferred stock as Series C Convertible Preferred Stock. The Series C Preferred Shares will be entitled to receive any dividends or distributions paid in respect of the Common Stock on an as-converted basis. Holders of Series C Preferred Shares will be entitled to vote, together with the holders of Common Stock, on an as-converted basis on all matters submitted to a vote of the holders of Common Stock. Each Series C Preferred Share is convertible into Common Stock at an initial conversion rate of 1-for-11.

On October 21, 2020, as part of the Share Exchange with QDM BVI, the Company issued 900,000 Series C Preferred Shares to Huihe Zheng, the sole shareholder of QDM BVI and the Chairman and Chief Executive Officer of QDM.

Additional Paid-in Capital

During the nine months ended December 31, 2020, the Company received capital contribution of $19,747 from its principal shareholder for working capital uses. The capital contribution was recorded in additional paid-in capital.

On October 21, 2020, as a result of the Share Exchange with QDM BVI, the Company completed a reverse acquisition with QDM BVI. The transaction costs of $254,024 in connection with the reverse acquisition was recorded into additional paid-in capital.

Note 6. Stockholders’ Deficit

No compensation cost was recognized during 2019 or 2018 as a result of stock options. We had no exercisable options outstanding at December 31, 2019.

On July 11, 2018, we sold 1,000,000 shares of common stock in exchange for $5,000 of cash.

On September 12, 2018, the Company issued 1,000,000 shares of preferred stock to Tim Shannon, our then Chief Executive Officer, President and sole employee, in exchange for $40,000 of compensation that had been accrued but not paid to him. Each preferred share was convertible, after one year, to ten shares of common stock. At the time of the preferred shares issuance, there was no market value of preferred shares as these were the first issued by the Company.

On October 30, 2018, Tim Shannon sold these shares to an unrelated third party for a cash payment of $40,000.

Recognizing that the convertibility of the preferred shares was not until September 12, 2019 and that a sale to an unrelated third party occurred on October 30, 2018, the Company has valued the issuance of these shares at $40,000.

On June 20, 2019, the Company issued an aggregate of 1,350,000 shares of Preferred Series B stock to its Board of Directors for services rendered. These shares were subsequently sold in March of 2020 with 71 million shares of common stock. The 1,350,000 shares of TVMD Preferred Series B stock represented $212,985 of the $500,000 purchase price. Therefore, this value was used to value the issuance of the preferred shares on issuance date as the subsequent sale represented an independent, third party arms-length transaction creating a fair value for these shares.

QDM Holdings Limited [Member]
Equity

7. Ordinary Shares

The Group is authorized to issue 50,000 ordinary shares, par value US$1.00 per share. 50,000 and 1,282 shares had been issued and outstanding as of March 31, 2020 and 2019, respectively.